Self Administration Transaction - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019		Jun. 28, 2019
Assets Acquired:
Cash and cash equivalents				$ 36,443
Restricted cash				94,999
Land				975,000
Buildings		$ 344,570,238		5,389,000
Site Improvements				136,000
Equipment, furniture and fixtures				651,000
Investments in Managed REITs				5,600,000
Other assets				1,084,629
Intangibles - customer relationships				1,600,000
Trademarks				19,800,000
Intangibles - management contracts				24,900,000
Total assets acquired		363,512,776	[1]	60,267,071
Liabilities assumed:
Debt				19,219,126
Accounts payable and accrued liabilities				722,286
Deferred tax liabilities, net				7,415,654
Total liabilities assumed				27,357,066
Net identifiable assets acquired				32,910,005
Goodwill	$ 53,643,331	$ 78,372,980		78,372,980
Non-controlling interest related to consolidated Tenant Programs joint ventures				(21,800)
Net assets acquired				$ 111,261,185

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.